Share Capital and Other Equity Instruments - Schedule of Changes in Number of RSU outstanding (Details) - Restricted Share Units			12 Months Ended			48 Months Ended
	May 30, 2019 shares	Jan. 31, 2019 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance - beginning of year			4,216	17,565	18,299
Granted		12,564			12,564	0
Forfeited			(48)	(46)	(409)
Released			(144)	(10,355)
Paid in cash	(8,396)		(4,024)	(2,948)	(8,396)
Cancelled					(4,493)
Balance - end of year				4,216	17,565